Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 102,617	$ 42,221
Restricted cash	351	0
Marketable securities	14,615	0
Trade accounts receivable, net	9,631	2,770
Other receivables	14,992	3,430
Related party receivables	8,451	449
Derivative instruments receivable	1,641	0
Inventories	15,156	13,243
Prepaid expenses and accrued income	5,687	844
Voyages in progress	1,690	1,322
Favorable charter party contracts	28,829	0
Total current assets	203,660	64,279
Restricted cash	48,521	18,923
Vessels and equipment, net	1,488,205	852,665
Vessels under capital leases, net	8,354	0
Newbuildings	338,614	323,340
Favorable charter party contracts	74,547	0
Deferred charges	5,797	3,533
Investments in associated companies	6,225	0
Other long term assets	4,744	0
Total assets	2,178,667	1,262,740
Current liabilities
Current portion of long-term debt	20,380	19,812
Current portion of obligations under capital leases	15,749	0
Derivative instruments payable	5,400	0
Related party payables	4,101	2,555
Trade accounts payables	2,533	4,937
Accrued expenses	17,878	4,190
Other current liabilities	13,993	3,285
Total current liabilities	80,034	34,779
Long-term liabilities
Long-term debt	913,913	343,688
Obligations under capital leases	17,531	0
Other long term liabilities	8,540	0
Total liabilities	$ 1,020,018	$ 378,467
Commitments and contingencies
Equity
Share capital (172,675,637 shares. 2014: 80,121,550 shares. All shares are issued and outstanding at par value $0.01.)	$ 1,727	$ 801
Additional paid in capital	0	772,863
Contributed capital surplus	1,378,766	111,614
Retained deficit	(221,844)	(1,005)
Total equity	1,158,649	884,273
Total liabilities and equity	$ 2,178,667	$ 1,262,740